Statements of Cash Flows (USD $) In Thousands	9 Months Ended		81 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Cash flows from operating activities:
Net loss	$ (17,630)	$ (18,182)	$ (91,045)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	53	34	229
Loss on asset disposal			24
Acquired in-process research and development			5,500
Stock-based compensation	831	343	1,963
Noncash interest expense	194	3,310	5,419
Changes in operating assets and liabilities:
Prepaid expenses and other assets	922	526	499
Accounts payable	1,481	(121)	2,679
Accrued expenses	(534)	2,516	2,618
Net cash used in operating activities	(14,683)	(11,574)	(72,114)
Cash flows from investing activities:
Purchase of in-process research and development			(5,500)
Payments under equipment funding agreement	(3,352)	(2,531)	(6,763)
Purchases of property and equipment	(185)	(33)	(484)
Net cash used in investing activities	(3,537)	(2,564)	(12,747)
Cash flows from financing activities:
Proceeds from issuance of debt	10,000	5,000	17,500
Payment of debt issuance costs	(76)	(174)	(324)
Repayment of debt	(1,036)	(860)	(3,960)
Proceeds from sale of preferred stock, net			43,576
Proceeds from sale of common stock, net	405	42,975	43,593
Proceeds from sale of convertible notes, net		10,063	14,467
Net cash provided by financing activities	9,293	57,004	114,852
Net increase (decrease) in cash and cash equivalents	(8,927)	42,866	29,991
Cash and cash equivalents, beginning of period	38,918	3,927
Cash and cash equivalents, end of period	29,991	46,793	29,991
Noncash investing and financing activities:
Conversion of note principal and accrued interest to redeemable convertible preferred stock			4,547
Conversion of note principal and accrued interest to common stock		10,337	10,337
Conversion of redeemable convertible preferred stock into common stock		58,071	58,071
Reclassification of warrant liability		1,113	1,113
Fair value of warrants issued in connection with loan facility	272		272
Accretion of redeemable convertible preferred stock		2,533	9,948
Financing arrangement with third party vendors	532	386	1,121
Cash paid for interest	$ 643	$ 229	$ 1,627